Income Tax - Valuation Allowance, Tax Rate Reconciliation, Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of the valuation allowance
Balance at beginning of the year	$ (41,617,648)	$ (26,732,045)	$ (5,714,480)
Reversal/(Additions)	(8,158,994)	(17,978,965)	(20,905,451)	$ 8,158,994
Write-offs		138,479	393,251
Changes due to exchange rate translation	762,492	2,954,883	(505,365)
Balance at end of the year	$ (49,014,150)	$ (41,617,648)	$ (26,732,045)	$ (5,714,480)
Income Tax
Cumulative loss incurred period as significant piece of objective negative evidence evaluated	3 years
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	(0.77%)	(0.45%)	(0.25%)
Other expenses not deductible for tax purposes	(0.03%)	0.30%	0.17%
Effect of tax holiday	(4.97%)	(5.15%)	(5.29%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.68%)	(0.09%)	(2.00%)
Valuation allowance movement	(15.46%)	(8.17%)	(12.37%)
Withholding tax		0.48%	3.01%
Income tax rate (as a percent)	3.09%	11.92%	8.27%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ (2,862,485)	$ (5,247,214)	$ (8,646,324)
Per ADS effect-basic	$ (0.21)	$ (0.38)	$ (0.63)
Per ADS effect-diluted	$ (0.21)	$ (0.38)	$ (0.63)